Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	[1]	R$ 95,864	R$ 45,765
Marketable securities		245,942	380,514
Trade receivables		697,512	649,135
Inventories		300,509	266,450
Prepayments		71,870	56,645
Taxes recoverable		19,041	19,120
Income tax and social contribution recoverable		16,841	17,746
Other receivables		2,085	972
Related parties – other receivables		7,157	1,759
Total current assets		1,456,821	1,438,106
Non-current assets
Judicial deposits and escrow accounts		207,188	194,859
Deferred income tax and social contribution		205,453	170,851
Equity accounted investees		64,484	83,139
Other investments and interests in entities		9,879	8,272
Property, plant and equipment		151,492	197,688
Intangible assets and goodwill		5,307,563	5,427,676
Total non-current assets		5,946,059	6,082,485
Total Assets		7,402,880	7,520,591
Current liabilities
Bonds and financing		541,763	93,779
Suppliers		221,291	250,647
Reverse factoring	[2]	263,948	155,469
Lease liabilities		17,078	23,151
Income tax and social contribution payable		0	5,564
Taxes payable		7,821	0
Salaries and social contributions		104,406	100,057
Contractual obligations and deferred income		32,815	57,852
Accounts payable for business combination and acquisition of associates		216,728	73,007
Other liabilities		26,382	29,630
Other liabilities - related parties		15,060	54
Total current liabilities		1,447,292	789,210
Non-current liabilities
Bonds and financing		250,000	749,217
Lease liabilities		79,579	117,412
Accounts payable for business combination and acquisition of associates		397,392	552,270
Provision for tax, civil and labor losses		697,990	651,252
Other liabilities		9,836	31,551
Total non-current liabilities		1,434,797	2,101,702
Total current and non-current liabilities		2,882,089	2,890,912
Shareholder's Equity
Share capital		4,820,815	4,820,815
Capital reserve		89,627	80,531
Treasury shares		(59,525)	(23,880)
Accumulated losses		(331,559)	(247,787)
Shareholder's Equity excluding interest of non-controlling shareholders		4,519,358	4,629,679
Interest of non-controlling shareholders		1,433	0
Total Shareholder's Equity		4,520,791	4,629,679
Total Liabilities and Shareholder's Equity		R$ 7,402,880	R$ 7,520,591

[1]	The Company invests in short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 104% of the annual CDI rate on December 31, 2023 (103% on December 31, 2022). All investments are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.
[2]	As of December 31, 2023, the balance of reverse factoring was R$ 263,948 (R$ 155,469 as of December 31, 2022), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.05% per month (as of December 31, 2022, the weighted average was 1.27% per month) and a maximum payment term of 360 days. The balance is initially recognized net of the present value adjustment, which is subsequently recognized as a financial expense.